EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings (Loss) Per Share

The following table illustrates the determination of earnings (loss) per share for each period presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021

	(in thousands, except per share amounts)
Basic Earnings (Loss) Per Share:
Numerator:
Net income (loss)	$20,457	$71,674	$(12,310)	$(9,280)
Less: Income attributable to participating securities - basic	(15)	(52)	—	—
Net income (loss) attributable to common stockholders - basic	$20,442	$71,622	$(12,310)	$(9,280)

Denominator:
Weighted average common shares outstanding - basic	200,464	196,778	199,801	176,547
Net income (loss) per share applicable to common stockholders - basic	$0.10	$0.36	$(0.06)	$(0.05)

Dilutive Earnings (Loss) Per Share:
Numerator:
Net income (loss)	$20,457	$71,674	$(12,310)	$(9,280)
Less: Income attributable to participating securities - diluted	(15)	(51)	—	—
Net income (loss) attributable to common stockholders - diluted	$20,442	$71,623	$(12,310)	$(9,280)

Denominator:
Weighted average shares outstanding	200,464	196,778	199,801	176,547

Dilutive impact from:
Stock options and employee stock purchase plan	20	4,239	—	—
Restricted stock units & performance based stock units	463	—	—	—
Weighted average common shares outstanding - diluted	200,947	201,017	199,801	176,547
Net income (loss) per share applicable to common stockholders - diluted	$0.10	$0.36	$(0.06)	$(0.05)

The following potentially dilutive securities outstanding as of December 31, 2021, 2020 and 2019 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	December 31,
	2021	2020	2019
Warrants	199	2,247	22,895
Stock options	15,703	10,147	6,236
Total	15,902	12,394	29,131

Schedule of Potentially Dilutive Securities Excluded from Diluted Loss Calculation

The following potentially dilutive securities outstanding as of September 30, 2022 and 2021 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Warrants	55	55	199	199
Stock options	16,182	11,273	16,202	15,511
RSUs and PSUs	4,232	—	4,695	—
Total	20,469	11,328	21,096	15,710